Weighted-Average Assumptions Used for Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years	4 years 3 months	4 years 3 months	4 years 3 months
Risk-free interest rate	4.11%	3.04%	0.79%
Expected volatility	25.38%	23.10%	21.85%
Expected dividend yield	3.15%	2.84%	2.97%
Grant date fair value	$ 67.32	$ 46.6	$ 34.79